SHORT TERM LOANS-UNRELATED PARTIES	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SHORT TERM LOANS-UNRELATED PARTIES

10. SHORT TERM LOANS-UNRELATED PARTIES

As of June 30, 2026 and December 31, 2025, short term loans from third parties for working capital purposes were as following:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Third party loans	1,937,582	7,498,469
Total	$1,937,582	$7,498,469

Third party loans as of June 30, 2026 and December 31, 2025 consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)	(Audited)
Ms. Xiuxia Wang	1,639,192	2,827,395
Mr. Hongshan Liu	-	64,349
Fujian Chuanzhiyuan Industrial Investment Co., Ltd.	147,382	142,998
Chris Young	31,008	207,294
Ma Xin	-	268,315
CISI Investment Limited	-	2,583,118
Ms. Li Xiaozhen	-	1,405,000
Major Goal Limited	120,000	-
Total	$1,937,582	$7,498,469

Ms. Xiuxia Wang

In December 2024, the Company obtained aggregate borrowings of RMB4.15 million ($568,548) from Ms. Xiuxia Wang, bearing interest at 8% per annum and payable on demand. During the year ended December 31, 2025, the Company borrowed an additional RMB11,322,088 ($1,619,037) from Ms. Xiuxia Wang on several occasions, bearing interest at 8% per annum and payable on demand. On November 5, 2025, the Company obtained a credit loan of RMB10 million ($1,429,981) from Mr. Jingdong Qu, bearing interest at 8% per annum and due on November 4, 2026. Subsequently in 2025, the loan was transferred to Ms. Xiuxia Wang under the same terms. During the year ended December 31, 2025, the Company made cash repayments of RMB5.6 million ($813,552) to Ms. Xiuxia Wang. During the six months ended June 30, 2026, the Company borrowed an additional RMB1.5 million ($221,073) from Ms. Xiuxia Wang and made cash repayments of RMB10.7 million ($1,576,985). In addition, borrowings of RMB450,000 originally owed to Mr. Hongshan Liu were transferred to Ms. Xiuxia Wang during the same period. As of June 30, 2026 and December 31, 2025, the Company had outstanding borrowings of $1,639,192 and $2,827,395, respectively, due to Ms. Xiuxia Wang. The borrowings bear interest at 8% per annum, are unsecured and repayable on demand.

Mr. Hongshan Liu

On December 31, 2024, the Company obtained an unsecured loan of RMB0.5 million ($68,500) from Mr. Hongshan Liu, bearing interest at 8% per annum and payable on demand. During 2025, the Company made cash repayments of RMB50,000 ($7,150) to Mr. Hongshan Liu. During the six months ended June 30, 2026, Mr. Hongshan Liu assigned his remaining claim of RMB450,000 ($64,349) to Ms. Xiuxia Wang. Accordingly, no amount remained outstanding to Mr. Hongshan Liu as of June 30, 2026.

Fujian Chuanzhiyuan Industrial Investment Co., Ltd.

On December 30, 2024, the Company borrowed a revolving credit loan of RMB 1 million (approximately $136,999) from Fujian Chuanzhiyuan Industrial Investment Co., Ltd., an unrelated party. As of June 30, 2026 and December 31, 2025, the Company had outstanding borrowings of $147,382 and $142,998 due to Fujian Chuanzhiyuan Industrial Investment Co., Ltd., and the loan bears interest at 8% per annum, is unsecured and repayable on demand.

Chris Young

On October 21, 2025, the Company obtained an unsecured loan of RMB1,449,628 ($207,294) from Mr. Chris Young, bearing interest at 8% per annum and due on October 20, 2026. During the six months ended June 30, 2026, the Company obtained additional borrowings of RMB2,355,911 ($347,218) from Mr. Chris Young and made cash repayments of RMB2,145,521 ($316,210). The outstanding principal of RMB1,449,628 ($207,294) as of December 31, 2025 was extinguished through set-off against proceeds from redemption of money-market fund investments. After giving effect to the above transactions, borrowings of RMB210,390 ($31,008) remained outstanding as of June 30, 2026.

Ma Xin

On September 19, 2025, the Company borrowed an unsecured credit loan of RMB1,876,357 ($268,315) from Mr. Ma Xin, bearing interest at 8% per annum and originally due on September 18, 2026. During the six months ended June 30, 2026, the Company made cash repayments of RMB692,360. The remaining outstanding principal of RMB1,183,997 ($268,315) was extinguished through set-off against proceeds from redemption of money-market fund investments. As of June 30, 2026, no amount remained outstanding.

CISI Investment Limited

In 2025, Jingyang HK transferred its note payable of RMB18,064,000 ($2,583,118) owed to CISI Investment Limited (“CISI”) to ELPW. As of December 31, 2025, the Company had outstanding borrowings of $2,583,118 from CISI, bearing interest at 10% per annum and payable on demand with no fixed maturity. During the six months ended June 30, 2026, the outstanding principal of RMB18,064,000 was extinguished through set-off against proceeds from redemption of money-market fund investments. As of June 30, 2026, no amount remained outstanding.

Ms. Li Xiaozhen

As of the merger date on November 21, 2024, the Company assumed liabilities of TMT upon completion of the merger, including a short-term, interest-free loan of RMB10,005,002 (approximately $1,405,000) owed to Ms. Xiaozhen Li. The loan agreement does not stipulate a specific repayment timeline. The borrowing is non-interest bearing and payable on demand. During the six months ended June 30, 2026, Ms. Xiaozhen Li assigned her right to receive payment under the loan to Ms. Xiuli Wang, and the obligation of RMB10,005,002 was subsequently extinguished through set-off against proceeds from redemption of money-market fund investments. As of June 30, 2026, no amount remained outstanding.

Major Goal Limited

On June 26, 2026, the Company obtained an unsecured loan of RMB817,992 ($120,000) from Major Goal Limited. As of June 30, 2026, the loan remained outstanding. The loan is repayable on demand.

Mr. Kuan Ren

During the six months ended June 30, 2026, the Company received proceeds of RMB656,772 ($95,000) from Mr. Kuan Ren. The unsecured loan bore interest at 8% per annum and was repayable on demand. During the period, the Company made cash repayments of RMB446,082, and the remaining balance of RMB210,690 was extinguished through set-off against proceeds from redemption of money-market fund investments. As of June 30, 2026, no amount remained outstanding.